Document and Entity Information	Apr. 15, 2021
Cover [Abstract]
Entity Registrant Name	INPHI Corp
Amendment Flag	false
Entity Central Index Key	0001160958
Document Type	8-K
Document Period End Date	Apr. 15, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-34942
Entity Tax Identification Number	77-0557980
Entity Address, Address Line One	110 Rio Robles
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	(408)
Local Phone Number	217-7300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	IPHI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false